Accounting policies (Additional Information) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) ¥ / $	Dec. 31, 2014 USD ($) ¥ / $	Dec. 31, 2013 USD ($) ¥ / $
Accounts receivable, trade and other receivables
Net of provision for doubtful accounts	$ 1
Government grants
Grant revenue received from PRC municipal government		$ 358	$ 302
Revenue recognition
Sales returns	$ 27
Income taxes
Penalties and interest incurred related to underpayment of income tax		$ 24	$ 71
Advertising costs
Advertising costs
Shipping and handling
Shipping and handling expense	$ 20	$ 86	$ 536
Research and development costs
Research and development costs	$ 74	$ 56	$ 175
Foreign currency translation
Balance sheet, excluding equity, foreign currency translation | ¥ / $	6.49	6.12
Income and cash flow statement foreign currency translation | ¥ / $	6.23	6.14	6.20